Schedule of Land Use Rights, Estimated Amortization Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 1		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 2	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 3		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 4	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 5		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 6	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 7		550
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 8	88
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 9		15,248
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 10	2,448
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 11		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights, Estimated Amortization Expense 12	$ 2,800